Segment Information (Tables)	3 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
Summary of Segment Information	The following tables show segment information for the three months ended March 31, 2023 and 2022:

	Container	Container	Container
Three Months Ended March 31, 2023	Ownership	Management	Resale	Other	Eliminations	Totals
Total lease rental income	$182,857	$11,317	$—	$—	$727	$194,901
Management fees - non-leasing from external customers	$—	$49	$695	$—	$—	$744
Inter-segment management fees	$—	$14,764	$3,736	$—	$(18,500)	$—
Trading container margin	$—	$—	$(155)	$—	$—	$(155)
Gain on sale of owned fleet containers, net	$9,548	$—	$—	$—	$—	$9,548
Depreciation	$73,309	$394	$—	$—	$(1,865)	$71,838
Container lessee default expense, net	$39	$—	$—	$—	$—	$39
Interest expense	$41,929	$201	$—	$—	$—	$42,130
Segment income (loss) before income taxes	$50,320	$5,653	$3,405	$(1,899)	$2,592	$60,071
Income tax (expense) benefit	$(1,758)	$282	$—	$—	$—	$(1,476)
Total assets	$7,376,341	$179,745	$7,718	$4,748	$(148,215)	$7,420,337
Purchase of containers and fixed assets	$2,944	$—	$—	$—	$—	$2,944

	Container	Container	Container
Three Months Ended March 31, 2022	Ownership	Management	Resale	Other	Eliminations	Totals
Total lease rental income	$185,353	$12,765	$—	$—	$600	$198,718
Management fees - non-leasing from external customers	$—	$57	$475	$—	$—	$532
Inter-segment management fees	$—	$22,707	$2,584	$—	$(25,291)	$—
Trading container margin	$—	$—	$862	$—	$—	$862
Gain on sale of owned fleet containers, net	$15,913	$—	$—	$—	$—	$15,913
Depreciation and amortization	$74,033	$373	$—	$—	$(1,913)	$72,493
Container lessee default expense, net	$120	$—	$—	$—	$—	$120
Interest expense	$35,098	$211	$—	$—	$—	$35,309
Segment income (loss) before income tax	$67,213	$13,793	$3,007	$(1,023)	$(3,677)	$79,313
Income tax expense	$1,332	$307	$—	$—	$—	$1,639
Total assets	$7,709,553	$224,256	$10,850	$7,695	$(172,636)	$7,779,718
Purchase of containers and fixed assets	$100,931	$2,031	$—	$—	$—	$102,962
Payments on container leaseback financing receivable	$396,495	$—	$—	$—	$—	$396,495

Segment Information Geographic Allocation of Lease Rental Income and Management Fees

The following table represents the geographic allocation of total fleet lease rental income and management fees from non-leasing services during the three months ended March 31, 2023 and 2022 based on customers’ and Container Investors’ primary domicile, respectively:

	Three Months Ended March 31,
	2023	2022
Total lease rental income:
Europe	$93,693	$92,936
Asia	92,411	97,265
North / South America	8,576	8,326
Bermuda	—	—
All other international	221	191
	$194,901	$198,718
Management fees, non-leasing:
Europe	$430	$275
Bermuda	286	240
North / South America	20	8
Asia	—	—
All other international	8	9
	$744	$532

Segment Information Geographic Allocation of Trading Container Sales Proceeds and Gains on Sale of Owned Fleet Containers Net

The following table represents the geographic allocation of trading container sales proceeds and gain on sale of owned fleet containers, net during the three months ended March 31, 2023 and 2022 based on the location of sale:

	Three Months Ended March 31,
	2023	2021
Trading container sales proceeds:
North / South America	$2,378	$2,980
Asia	1,274	3,857
Europe	314	781
Bermuda	—	—
All other international	—	—
	$3,966	$7,618
Gain on sale of owned fleet containers, net:
Asia	$5,743	$9,991
North / South America	3,037	2,695
Europe	768	3,227
Bermuda	—	—
All other international	—	—
	$9,548	$15,913